Guarantees and Commitments (Narrative) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($) Property	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments Contingencies And Guarantees [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure		$ 201,749,000	$ 157,338,000
Fixed asset acquisition commitments settlement payment date	2017-07
Harrisburg, PA [Member] | Commercial Building [Member]
Commitments Contingencies And Guarantees [Line Items]
Fixed asset acquisition commitments	$ 2,100,000
Harrisburg, PA [Member] | Vacant and Undeveloped Lots Adjacent to Commercial Building [Member]
Commitments Contingencies And Guarantees [Line Items]
Fixed asset acquisition commitments	$ 462,000
Number of fixed asset purchased | Property	2
Halifax, PA [Member] | Land [Member]
Commitments Contingencies And Guarantees [Line Items]
Fixed asset acquisition commitments	$ 504,000
Financial Standby Letters of Credit [Member]
Commitments Contingencies And Guarantees [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 23,595,000	$ 14,000,000